Operating Segments (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) segement	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments | segement		4
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		$ 52,375	$ 44,950		$ 35,779
Noninterest income		30,222	29,418		43,387
Total revenue		82,597	74,368		79,166
Provision for credit losses		5,399	1,534		(4,155)
Noninterest expense		55,562	57,205		53,758
Income (loss) before income tax expense		21,636	15,629		29,563
Income tax expense (benefit)		2,607	2,251	[1]	5,764	[1]
Net income (loss) before noncontrolling interests		19,029	13,378	[2],[3]	23,799	[2],[3]
Less: Net income (loss) from noncontrolling interests		(113)	(299)		1,690
Wells Fargo net income (loss)		19,142	13,677	[1]	22,109	[1]
Loans (average)		943,916	929,820
Assets (average)		1,885,475	1,894,303
Deposits (average)		1,346,282	1,424,269
Loans (period-end)		936,682	955,871
Assets	[4]	1,932,468	1,881,020
Deposits (period-end)		1,358,173	1,383,985
Corporate [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		(888)	(1,607)		(1,541)
Noninterest income		431	1,192		10,710
Total revenue		(457)	(415)		9,169
Provision for credit losses		12	2		57
Noninterest expense		4,301	5,697		4,314
Income (loss) before income tax expense		(4,770)	(6,114)		4,798
Income tax expense (benefit)		(2,355)	(1,721)		782
Net income (loss) before noncontrolling interests		(2,415)	(4,393)		4,016
Less: Net income (loss) from noncontrolling interests		(124)	(311)		1,685
Wells Fargo net income (loss)		(2,291)	(4,082)		2,331
Loans (average)		9,164	9,143
Assets (average)		619,002	638,011
Deposits (average)		95,825	28,457
Loans (period-end)		9,054	9,163
Assets		674,075	601,218
Deposits (period-end)		124,294	54,371
Reconciling Items [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		(420)	(436)		(427)
Noninterest income		(1,776)	(1,575)		(1,187)
Total revenue		(2,196)	(2,011)		(1,614)
Provision for credit losses		0	0		0
Noninterest expense		0	0		0
Income (loss) before income tax expense		(2,196)	(2,011)		(1,614)
Income tax expense (benefit)		(2,196)	(2,011)		(1,614)
Net income (loss) before noncontrolling interests		0	0		0
Less: Net income (loss) from noncontrolling interests		0	0		0
Wells Fargo net income (loss)		0	0		0
Loans (average)		0	0
Assets (average)		0	0
Deposits (average)		0	0
Loans (period-end)		0	0
Assets		0	0
Deposits (period-end)		0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		30,185	27,044		22,807
Noninterest income		7,734	8,766		12,070
Total revenue		37,919	35,810		34,877
Provision for credit losses		3,299	2,276		(1,178)
Noninterest expense		24,024	26,277		24,648
Income (loss) before income tax expense		10,596	7,257		11,407
Income tax expense (benefit)		2,657	1,816		2,852
Net income (loss) before noncontrolling interests		7,939	5,441		8,555
Less: Net income (loss) from noncontrolling interests		0	0		0
Wells Fargo net income (loss)		7,939	5,441		8,555
Loans (average)		335,920	332,433
Assets (average)		377,434	379,213
Deposits (average)		811,091	883,130
Loans (period-end)		332,867	340,529
Assets		375,484	387,710
Deposits (period-end)		782,309	859,695
Consumer Banking and Lending [Member] | Operating Segments [Member] | Maximum [Member] | Customer concentration risk [Member] | Revenue benchmark [Member]
Segment Reporting Information [Line Items]
Revenue		10
Commercial Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		10,034	7,289		4,960
Noninterest income		3,415	3,631		3,589
Total revenue		13,449	10,920		8,549
Provision for credit losses		75	(534)		(1,500)
Noninterest expense		6,555	6,058		5,862
Income (loss) before income tax expense		6,819	5,396		4,187
Income tax expense (benefit)		1,704	1,366		1,045
Net income (loss) before noncontrolling interests		5,115	4,030		3,142
Less: Net income (loss) from noncontrolling interests		11	12		8
Wells Fargo net income (loss)		5,104	4,018		3,134
Loans (average)		224,102	206,032
Assets (average)		245,520	227,935
Deposits (average)		165,235	186,079
Loans (period-end)		224,774	223,529
Assets		245,568	250,198
Deposits (period-end)		162,526	173,942
Corporate and Investment Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		9,498	8,733		7,410
Noninterest income		9,693	6,509		6,429
Total revenue		19,191	15,242		13,839
Provision for credit losses		2,007	(185)		(1,439)
Noninterest expense		8,618	7,560		7,200
Income (loss) before income tax expense		8,566	7,867		8,078
Income tax expense (benefit)		2,140	1,989		2,019
Net income (loss) before noncontrolling interests		6,426	5,878		6,059
Less: Net income (loss) from noncontrolling interests		0	0		(3)
Wells Fargo net income (loss)		6,426	5,878		6,062
Loans (average)		291,975	296,984
Assets (average)		553,722	557,396
Deposits (average)		162,062	161,720
Loans (period-end)		287,432	298,377
Assets		547,203	550,177
Deposits (period-end)		185,142	157,217
Wealth and Investment Management [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)		3,966	3,927		2,570
Noninterest income		10,725	10,895		11,776
Total revenue		14,691	14,822		14,346
Provision for credit losses		6	(25)		(95)
Noninterest expense		12,064	11,613		11,734
Income (loss) before income tax expense		2,621	3,234		2,707
Income tax expense (benefit)		657	812		680
Net income (loss) before noncontrolling interests		1,964	2,422		2,027
Less: Net income (loss) from noncontrolling interests		0	0		0
Wells Fargo net income (loss)		1,964	2,422		$ 2,027
Loans (average)		82,755	85,228
Assets (average)		89,797	91,748
Deposits (average)		112,069	164,883
Loans (period-end)		82,555	84,273
Assets		90,138	91,717
Deposits (period-end)		$ 103,902	$ 138,760

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[4]	Our consolidated assets at December 31, 2023 and 2022, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $0 million and $71 million; Loans, $4.9 billion and $4.8 billion; All other assets, $435 million and $191 million; and Total assets, $5.3 billion and $5.1 billion, respectively.